Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (286.4)	$ (52.4)	$ (56.8)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	215.7	221.3	221.9
Amortization of deferred loan charges	4.5	10.0	8.2
Loss/ (gain) on disposal	4.6	(2.4)	82.0
Amortization of tax assets	9.2	9.2	8.8
Payments for long-term maintenance	(10.0)	(22.1)	(30.3)
Reorganization items, net	35.4	0.0	0.0
Unrealized gain related to derivative financial instruments	(25.5)	(15.3)	(1.5)
Unrealized foreign exchange loss/(gain) on long-term interest bearing debt	13.9	4.4	(30.6)
Share based payments expense	0.5	0.7	0.6
Deferred income tax (benefit)/expense	(9.1)	(1.8)	23.5
Changes in operating assets and liabilities:
Trade accounts receivable	44.7	23.3	135.8
Trade accounts payable	3.0	(9.1)	5.8
Change in short-term related party receivables and liabilities	35.7	(0.1)	67.1
Other receivables and other assets	(4.5)	3.9	2.6
Change in deferred revenue	(9.6)	(21.7)	(18.3)
Other liabilities	(31.0)	(19.2)	(78.9)
Other, net	(0.1)	0.0	0.0
Net cash (used in)/ provided by operating activities	(9.0)	128.7	339.9
Cash Flows from Investing Activities
Additions to newbuilding	0.0	0.0	(37.8)
Additions to rigs and equipment	(1.8)	0.0	(5.7)
Change in restricted cash	1.0	1.3	4.5
Net cash used in investing activities	(0.8)	1.3	(39.0)
Cash Flows from Financing Activities
Repayments of debt	(184.2)	(214.1)	(305.1)
Proceeds from debt	0.0	0.0	41.0
Proceeds from related party loan	286.5	0.0	0.0
Repayment of related party loan	(131.5)	0.0	0.0
Debt fees paid	0.0	(4.1)	0.0
Net cash provided by/(used in) financing activities	(29.2)	(218.2)	(264.1)
Effect of exchange rate changes on cash and cash equivalents	(0.2)	6.0	(2.1)
Net (decrease)/increase in cash and cash equivalents	(39.2)	(82.2)	34.7
Cash and cash equivalents at beginning of the period	68.7	150.9	116.2
Cash and cash equivalents at the end of period	29.5	68.7	150.9
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	75.6	77.1	77.7
Taxes paid	$ 3.6	$ 18.2	$ 8.8